Deferred Revenue	12 Months Ended
Dec. 31, 2024
Deferred Revenues Disclosure [Abstract]
Deferred Revenue

10.DEFERRED REVENUE

The deferred revenue balance consists of:

	At December 31	At December 31
(in thousands)	2024	2023

Deferred revenue-pre-sold toll milling:
CLJV Toll Milling-Ecora	$33,993	$34,958
	$33,993	$34,958
Deferred revenue-by balance sheet presentation:
Current	$4,501	$4,535
Non-current	29,492	30,423
	$33,993	$34,958

The deferred revenue liability continuity summary is as follows:

(in thousands)	2024	2023

Balance-January 1	$34,958	$33,295
Revenue recognized during the period (note 18)	(4,023)	(1,855)
Accretion (note 17)	3,058	3,518
Balance-December 31	$33,993	$34,958

Arrangement with Ecora

In February 2017, Denison closed an arrangement with Ecora pursuant to which, Denison received an upfront payment of $43,500,000 in exchange for its right to receive specified future toll milling cash receipts from the MLJV earned by the Company related to the processing of specified Cigar Lake ore through the McClean Lake mill under the current toll milling agreement with the CLJV from July 1, 2016 onwards (the “Ecora Arrangement”). The up-front payment was based upon an estimate of the gross toll milling cash receipts to be received by Denison discounted at a rate of 8.50%.

The Ecora Arrangement represents a contractual obligation of Denison to pay onward to Ecora any cash proceeds of future toll milling revenue earned by the Company related to the processing of the specified Cigar Lake ore through the McClean Lake mill. The deferred revenue balance represents a non-cash liability, which is adjusted as any toll milling revenue received by Denison is passed through to Ecora, or any changes in Cigar Lake Phase 1 and Phase 2 tolling milling production estimates are recognized.

In 2024, the Company recognized $4,023,000 of toll milling revenue from the draw-down of deferred revenue, based on Cigar Lake toll milling production of 16,927,000 pounds U3O8 (100% basis). The drawdown in 2024 includes a cumulative decrease in revenue for prior periods of $207,000 resulting from changes in estimates to the toll milling drawdown rate during 2024.

In 2023, the Company recognized $1,855,000 of toll milling revenue from the draw-down of deferred revenue, based on Cigar Lake toll milling production of 15,097,000 pounds U3O8 (100% basis). The drawdown in 2023 includes a cumulative decrease in revenue for prior periods of $1,948,000 resulting from changes in estimates to the toll milling drawdown rate during 2023.

The current portion of the deferred revenue liability reflects Denison’s estimate of Cigar Lake toll milling over the next 12 months. This assumption is based on current mill packaged production expectations and is reassessed on a quarterly basis.